Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 - Income Taxes

The Company's effective tax rate differed from the federal statutory income tax rate for the three months ended September 30, 2020 and 2019 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.31%
Valuation allowance	-26%
Effective tax rate	0%

The Company had no federal or state income tax (benefit) for the three months ended September 30, 2020 or 2019.

The Company's deferred tax assets and liabilities as of September 30, 2020 and June 30, 2020, are summarized as follows:

		September 30, 2020	June 30, 2020

Federal
	Deferred tax assets	$ 7,216,100	$ 4,825,100
	Less valuation allowance	(7,216,100)	(4,825,100)
	Deferred tax liabilities	-	-
		-	-
State
	Deferred tax assets	1,926,900	1,290,900
	Less valuation allowance	(1,926,900)	(1,290,900)
	Deferred tax liabilities	-	-
		-	-
	Net Deferred Tax Assets	$ -	$ -

The Company's policy is to provide for deferred income taxes based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates that will be in effect when the differences are expected to reverse. The Company has not generated taxable income and has not recorded any current income tax expense at September 30, 2020 and 2019, respectively.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred taxes is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.

The Company's deferred tax assets are primarily comprised of net operating losses ("NOL") that give rise to deferred tax assets. The NOL carryforwards expire over a range from 2020 to 2037, with certain NOL carryforwards that have no expiration. There is no tax benefit for goodwill impairment, which is permanently non-deductible for tax purposes. Additionally, due to the uncertainty of the utilization of NOL carry forwards, a valuation allowance equal to the net deferred tax assets has been recorded.

The significant components of deferred tax assets as of September 30, 2020 and June 30, 2020, are as follows:

	September 30, 2020	June 30, 2020

Net operating loss carryforwards	$ 8,681,800	$ 5,767,000
Valuation allowance	(9,143,000)	(6,116,000)
Goodwill	273,600	278,900
Property and equipment	(10,200)	(10,500)
Intangible assets	153,000	35,800
Inventory allowance	17,800	17,800
Warranty accrual and other	27,000	27,000

Net Deferred Tax Assets	$ -	$ -

As of September 30, 2020, the Company does not believe that it has taken any tax positions that would require the recording of any additional tax liability nor does it believe that there are any unrealized tax benefits that would either increase or decrease within the next twelve months. As of September 30, 2020, the Company's income tax returns generally remain open for examination for three years from the date filed with each taxing jurisdiction.

Note 9 - Income Taxes

The Company’s effective tax rate differed from the federal statutory income tax rate for the years ended June 30, 2020 and 2019 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.31%
Valuation allowance	-26%
Effective tax rate	0%

The Company had no federal or state income tax (benefit) for the years ended June 30, 2020 and 2019.

The Company’s deferred tax assets and liabilities as of June 30, 2020 and 2019, are summarized as follows:

	2020	2019
Federal
Deferred tax assets	$ 4,825,100	$ 2,980,100
Less valuation allowance	(4,825,100)	(2,980,100)
Deferred tax liabilities	-	-

State
Deferred tax assets	1,290,900	866,300
Less valuation allowance	(1,290,900)	(866,300)
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$ -	$ -

The Company’s policy is to provide for deferred income taxes based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates that will be in effect when the differences are expected to reverse. The Company has not generated taxable income and has not recorded any current income tax expense at June 30, 2020 and 2019.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred taxes is dependent upon the generation of future taxable income during the periods in which those temporary differenced become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.

The Company’s deferred tax assets are primarily comprised of net operating losses (“NOL”) that give rise to deferred tax assets. The NOL carryforwards expire over a range from 2020 to 2037, with certain NOL carryforwards that have no expiration. There is no tax benefit for goodwill impairment, which is permanently non-deductible for tax purposes. Additionally, due to the uncertainty of the utilization of NOL carry forwards, a valuation allowance equal to the net deferred tax assets has been recorded.

The significant components of deferred tax assets as of June 30, 2020 and 2019, are as follows:

	2020	2019
Net operating loss carryforwards	$ 5,767,000	$ 3,826,100
Valuation allowance	(6,116,000)	(3,846,400)
Property and equipment	(10,500)	(7,100)
Goodwill	278,900	-
Intangible assets	35,800	-
Inventory allowance	17,800)	5,400
Warranty accrual	27,000	22,000
Net Deferred Tax Assets	$ -	$ -

As of June 30, 2020, the Company does not believe that it has taken any tax positions that would require the recording of any additional tax liability nor does it believe that there are any unrealized tax benefits that would either increase or decrease within the next twelve months. As of June 30, 2020, the Company’s income tax returns generally remain open for examination for three years from the date filed with each taxing jurisdiction.